Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Revenue
Schedule of deferred revenue

	License Agreements	Professional Service Agreements	Total
Deferred Revenue – January 1, 2024	$2,404	$474	$2,878
Revenue recognized	(1,588)	(230)	(1,818)
Revenue deferred	2,406	166	2,572
Deferred Revenue – March 31, 2024	$3,222	$410	$3,632

	License Agreements	Professional Service Agreements	Total
Deferred Revenue – March 15, 2023	$2,148	$386	$2,534
Revenue recognized	(4,560)	(1,186)	(5,746)
Revenue deferred	4,816	1,274	6,090
Deferred Revenue – December 31, 2023	$2,404	$474	$2,878

	Successor
	License Agreements	Professional Service Agreements	Total
Deferred Revenue - March 15, 2023	$2,148	$386	$2,534
Revenue recognized	(4,560)	(1,186)	(5,746)
Revenue deferred	4,816	1,274	6,090
Deferred Revenue - December 31, 2023	$2,404	$474	$2,878

	Predecessor
	License Agreements	Professional Service Agreements	Total
Deferred Revenue - January 1, 2022	$2,524	$622	$3,146
Revenue recognized	(5,476)	(2,994)	(8,470)
Revenue deferred	4,883	2,603	7,486
Deferred Revenue - December 31, 2022	$1,931	$231	$2,162